Supplemental Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Condensed Consolidated Balance Sheet
Condensed Consolidating Balance Sheet
	December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations		Total

Assets
Cash and cash equivalents	-	-	140	156		-	296
Restricted cash	-	-	5	268		-	273
Flight equipment held for operating leases, net	-	-	77	8,009		-	8,086
Notes receivables	-	-	73	3		-	76
Prepayments on flight equipment	-	-	29	195		-	224
Investments including investments in subsidiaries	2,408	-	1,479	112	(3,887)		112
Intercompany receivables and other assets	743	284	1,201	2,631	(4,475)		384
Total Assets	3,151	284	3,004	11,374	(8,362)		9,451

Liabilities and Equity
Debt	151	300	120	5,666		-	6,237
Intercompany payables and other liabilities	575	2	1,753	3,227	(4,772)		785
Total liabilities	726	302	1,873	8,893	(4,772)		7,022

Total AerCap Holdings N.V. Shareholders' equity	2,425	(18)	1,131	2,477	(3,590)		2,425
Non-controlling interest	-	-	-	4		-	4
Total Equity	2,425	(18)	1,131	2,481	(3,590)		2,429

Total Liabilities and Equity	3,151	284	3,004	11,374	(8,362)		9,451

	December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Assets
Cash and cash equivalents	1	-	163	356	-	520
Restricted cash	-	-	4	276	-	280
Flight equipment held for operating leases, net	-	-	80	7,182	-	7,262
Notes receivables	-	-	72	6	-	78
Prepayments on flight equipment	-	-	8	46	-	54
Investments including investments in subsidiaries	2,093	-	1,177	99	(3,275)	94
Intercompany receivables and other assets	327	296	825	1,535	(2,638)	345
Total Assets	2,421	296	2,329	9,500	(5,913)	8,633

Liabilities and Equity
Debt	1	300	156	5,346	-	5,803
Intercompany payables and other liabilities	298	2	1,181	1,864	(2,638)	707
Total liabilities	299	302	1,337	7,210	(2,638)	6,510

Total AerCap Holdings N.V. Shareholders' equity	2,122	(6)	992	2,289	(3,275)	2,122
Non-controlling interest	-	-	-	1	-	1
Total Equity	2,122	(6)	992	2,290	(3,275)	2,123

Total Liabilities and Equity	2,421	296	2,329	9,500	(5,913)	8,633

	December 31, 2011 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Assets
Cash and cash equivalents	175	-	158	79	-	412
Restricted cash	-	-	4	240	-	244
Flight equipment held for operating leases, net	-	-	91	7,805	-	7,896
Notes receivables	-	-	-	5	-	5
Prepayments on flight equipment	-	-	69	27	-	96
Investments including investments in subsidiaries	1,917	-	1,710	84	(3,627)	84
Intercompany receivables and other assets	492	-	762	2,252	(3,128)	378
Total Assets	2,584	-	2,794	10,492	(6,755)	9,115

Liabilities and Equity
Debt	1	-	107	6,003	-	6,111
Intercompany payables and other liabilities	306	-	1,646	2,426	(3,657)	721
Total liabilities	307	-	1,753	8,429	(3,657)	6,832

Total AerCap Holdings N.V. shareholders' equity	2,277	-	1,041	2,057	(3,098)	2,277
Non-controlling interest	-	-	-	6	-	6
Total Equity	2,277	-	1,041	2,063	(3,098)	2,283

Total Liabilities and Equity	2,584	-	2,794	10,492	(6,755)	9,115

Condensed Consolidated Income Statement

Condensed Consolidating Income Statement
	Year ended December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Revenues
Lease revenue	-	-	7	969	-	976
Net (loss) gain on sale of assets	-	-	(12)	42	12	42
Management fee revenue	2	-	35	5	(21)	21
Interest revenue	2	8	122	-	(127)	5
Other revenue	1	-	-	5	-	6
Total Revenues	5	8	152	1,021	(136)	1,050

Expenses
Depreciation	-	-	3	335	-	338
Asset impairment	-	-	-	26	-	26
Interest on debt	10	20	152	171	(127)	226
Other expenses	-	-	-	49	-	49
Transaction expenses				11	-	11
Selling, general and administrative expenses	18	-	53	40	(21)	90
Total Expenses	28	20	208	632	(148)	740

Income from continuing operations before income taxes and income of investments accounted for under the equity method	(23)	(12)	(56)	389	12	310

Provision for income taxes	-	-	(6)	(20)	-	(26)
Net income of investments accounted for under the equity method	-	-	-	11	-	11

Net income before income from subsidiaries	(23)	(12)	(62)	380	12	295

Income from subsidiaries	315	-	202	(62)	(455)	-

Net income	292	(12)	140	318	(443)	295

Net loss (income) attributable to non-controlling interest	-	-	-	(3)	-	(3)

Net income attributable to AerCap Holdings N.V.	292	(12)	140	315	(443)	292

	Year ended December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Revenues
Lease revenue	-	-	7	990	-	997
Net (loss) gain on sale of assets	-	-	(132)	79	7	(46)
Management fee revenue	2	-	33	4	(22)	17
Interest revenue	3	7	76	-	(84)	2
Other revenue	1	-	-	2	-	3
Total Revenues	6	7	(16)	1,075	(99)	973
						-
Expenses						-
Depreciation	-	-	3	354	-	357
Asset impairment	-	-	-	13	-	13
Interest on debt	5	12	177	176	(84)	286
Other expenses	-	-	3	76	-	79
Selling, general and administrative expenses	12	-	51	42	(22)	83
Total Expenses	17	12	234	661	(106)	818
						-
Income from continuing operations before income taxes and income of investments accounted for under the equity method	(11)	(5)	(250)	414	7	155
						-
Provision for income taxes	(1)	-	(8)	1	-	(8)
Net income of investments accounted for under the equity method	-	-	-	12	-	12
						-
Net income before income from subsidiaries	(12)	(5)	(258)	427	7	159
						-
Income from subsidiaries	176	-	209	(258)	(127)	-
						-
Net Income	164	(5)	(49)	169	(120)	159
						-
Net loss (income) attributable to non-controlling interest	-	-	-	5	-	5
						-
Net income attributable to AerCap Holdings N.V.	164	(5)	(49)	174	(120)	164

	Year ended December 31, 2011 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Revenues
Lease revenue	-	-	8	1,043	-	1,051
Net (loss) gain on sale of assets	-	-	18	7	(16)	9
Management fee revenue	3	-	33	5	(22)	19
Interest revenue	2	-	33	(6)	(26)	3
Other revenue	-	-	-	12	-	12
Total Revenues	5	-	92	1,061	(64)	1,094

Expenses
Depreciation	-	-	4	357	-	361
Asset impairment	-	-	-	16	-	16
Interest on debt	-	-	123	195	(26)	292
Other expenses	-	-	-	74	-	74
Selling, general and administrative expenses	11	-	86	46	(22)	121
Total Expenses	11	-	213	688	(48)	864

Income from continuing operations before income taxes and income of investments accounted for under the equity method	(6)	-	(121)	373	(16)	230

Provision for income taxes	-	-	7	(22)	-	(15)
Net income of investments accounted for under the equity method	1	-	-	10	-	11

Net income before income from subsidiaries	(5)	-	(114)	361	(16)	226

Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax	-	-	-	(53)	-	(53)
Income from subsidiaries	177	-	216	(114)	(279)	-

Net Income	172	-	102	194	(295)	173

Net loss (income) attributable to non-controlling interest	-	-	-	(1)	-	(1)

Net income attributable to AerCap Holdings N.V.	172	-	102	193	(295)	172

	Year ended December 31, 2010 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Revenues
Lease revenue	-	-	4	898	-	902
Net (loss) gain on sale of assets	1	-	24	15	(4)	36
Management fee revenue	-	-	30	4	(21)	13
Interest revenue	4	-	1	-	(1)	4
Other revenue	4	-	-	-	-	4
Total Revenues	9	-	59	917	(26)	959

Expenses
Depreciation	-	-	1	307	-	308
Asset impairment	-	-	-	11	-	11
Interest on debt	3	-	12	220	(1)	234
Other expenses	-	-	-	67	-	67
Selling, general and administrative expenses	11	-	77	14	(21)	81
Total Expenses	14	-	90	619	(22)	701

Income from continuing operations before income taxes and income of investments accounted for under the equity method	(5)	-	(31)	298	(4)	258

Provision for income taxes	-	-	(18)	(4)	-	(22)
Net income of investments accounted for under the equity method	-	-	-	4	-	4

Net income before income from subsidiaries	(5)	-	(49)	298	(4)	240

Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax	-	-	-	(3)	-	(3)
Bargain purchase gain ("Amalgamation gain"), net of transaction expenses	-	-	-	-		-
Income from subsidiaries	213	-	177	(49)	(341)	-

Net income	208		128	246	(345)	237

Net loss (income) attributable to non-controlling interest	-	-	-	(29)	-	(29)

Net income attributable to AerCap Holdings N.V.	208	-	128	217	(345)	208

Condensed Consolidated Statements of Cash Flows

Condensed Consolidating Statement of Cash Flows
	Year ended December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income	292	(12)	140	318	(443)	295
Adjustments to reconcile net income to net cash provided by operating activities:						-
Income from subsidiaries	(315)	-	(202)	62	455	-
Dividend received	-	-	3	-	(3)	-
Depreciation	-	-	3	335	-	338
Asset impairment	-	-	-	26	-	26
Amortization of debt issuance costs and debt discount	1	1	1	44	-	47
Amortization of intangibles	-	-	-	9	-	9
Net (gain) loss on sale of assets	-	-	12	(42)	(12)	(42)
Mark-to-market of non-hedged derivatives	-	-	-	(12)	-	(12)
Deferred taxes	-	-	6	15	-	21
Share–based compensation	9	-	-	-	-	9
Cash flow from operating activities before changes in working capital	(13)	(11)	(37)	755	(3)	691
Working capital	(136)	11	100	30	-	5
Net cash provided by operating activities	(149)	-	63	785	(3)	696
Purchase of flight equipment	-	-	-	(1,783)	-	(1,783)
Proceeds from sale/disposal of assets	-	-	-	664	-	664
Prepayments on flight equipment	-	-	20	(233)	-	(213)
Capital contributions	-	-	-	(13)	-	(13)
Movement in restricted cash	-	-	-	8	-	8
Net cash used in investing activities	-	-	20	(1,357)	-	(1,337)
Issuance of debt	150	-	-	2,150	-	2,300
Repayment of debt	-	-	(107)	(1,783)	-	(1,890)
Debt issuance costs paid	(2)	-	-	(43)	-	(45)
Maintenance payments received	-	-	3	98	-	101
Maintenance payments returned	-	-	-	(57)	-	(57)
Security deposits received	-	-	-	23	-	23
Security deposits returned	-	-	(3)	(12)	-	(15)
Dividend Paid	-	-	-	(3)	3	-
Net cash provided by (used in) financing activities	148	-	(107)	373	3	417
Net increase (decrease) in cash and cash equivalents	(1)	-	(24)	(199)	-	(224)
Effect of exchange rate changes	-	-	1	(1)	-	-
Cash and cash equivalents at beginning of period	1	-	163	356	-	520
Cash and cash equivalents at end of period	-	-	140	156	-	296

	Year ended December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income	164	(5)	(49)	169	(120)	159
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	(176)	-	(209)	258	127	-
Depreciation	-	-	3	354	-	357
Asset impairment	-	-	-	13	-	13
Amortization of debt issuance costs and debt discount	-	1	6	63	-	70
Amortization of intangibles	-	-	-	12	-	12
Net (gain) loss on sale of assets	-	-	132	(79)	(7)	46
Mark-to-market of non-hedged derivatives	-	-	-	2	-	2
Deferred taxes	1	-	8	(1)	-	8
Share–based compensation	7	-	-	-	-	7
Cash flow from operating activities before changes in working capital	(4)	(4)	(109)	791	-	674
Working capital	150	(291)	221	(98)	-	(18)
Net cash provided by operating activities	146	(295)	112	693	-	656
Purchase of flight equipment	-	-	-	(1,039)	-	(1,039)
Proceeds from sale/disposal of assets	-	-	-	781		781
Prepayments on flight equipment	-	-	(61)	25	-	(36)
Movement in restricted cash	-	-	-	(58)	-	(58)
Net cash used in investing activities	-	-	(61)	(291)	-	(352)
Issuance of debt	-	300	-	997	-	1,297
Repayment of debt	-	-	(47)	(1,167)	-	(1,214)
Debt issuance costs paid	-	(5)	-	(38)	-	(43)
Maintenance payments received	-	-	3	129	-	132
Maintenance payments returned	-	-	-	(50)	-	(50)
Security deposits received	-	-	-	26	-	26
Security deposits returned	-	-	(1)	(21)	-	(22)
Repurchase of shares	(320)	-	-	-	-	(320)
Net cash provided by (used in) financing activities	(320)	295	(45)	(124)	-	(194)
Net increase (decrease) in cash and cash equivalents	(174)	-	6	278	-	110
Effect of exchange rate changes	-	-	(1)	(1)	-	(2)
Cash and cash equivalents at beginning of period	175	-	158	79	-	412
Cash and cash equivalents at end of period	1	-	163	356	-	520

	Year ended December 31, 2011 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income	172	-	102	194	(295)	173
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	(177)	-	(216)	114	279	-
Dividend received	-	-	4	-	(4)	-
Depreciation	-	-	4	381	-	385
Asset impairment	-	-	-	24	-	24
Amortization of debt issuance costs and debt discount	-	-	2	51	-	53
Amortization of intangibles	-	-	-	17	-	17
Provision for doubtful accounts	-	-	-	5	-	5
Net (gain) loss on sale of assets	-	-	(18)	(10)	16	(12)
Loss on discontinued operations (AeroTurbine)	-	-	-	53	-	53
Mark-to-market of non-hedged derivatives	-	-	-	23	-	23
Deferred taxes	-	-	(7)	31	-	24
Share–based compensation	6	-	-	-	-	6
Cash flow from operating activities before changes in working capital	1	-	(129)	883	(4)	751
Working capital	274	-	369	(753)	-	(110)
Net cash provided by operating activities	275	-	240	130	(4)	641
Purchase of flight equipment	-	-	-	(763)	-	(763)
Proceeds from sale/disposal of assets	-	-	-	141	-	141
Prepayments on flight equipment	-	-	(93)	45	-	(48)
Capital contributions	-	-	-	(3)	-	(3)
Proceeds from the disposal of subsidiaries, net of cash disposed	-	-	-	120	-	120
Movement in restricted cash	(1)	-	-	(11)	-	(12)
Net cash used in investing activities	(1)	-	(93)	(471)	-	(565)
Issuance of debt	-	-	-	1,672	-	1,672
Repayment of debt	-	-	(80)	(1,567)	-	(1,647)
Debt issuance costs paid	-	-	-	(37)	-	(37)
Maintenance payments received	-	-	3	107	-	110
Maintenance payments returned	-	-	-	(55)	-	(55)
Security deposits received	-	-	-	20	-	20
Security deposits returned	-	-	(1)	(36)	-	(37)
Repurchase of shares	(100)	-	-	-	-	(100)
Dividend paid	-	-	-	(4)	4	-
Net cash provided by (used in) financing activities	(100)	-	(78)	100	4	(74)
Net increase (decrease) in cash and cash equivalents	174	-	69	(241)	-	2
Effect of exchange rate changes	-	-	6	-	-	6
Cash and cash equivalents at beginning of period	1	-	83	320	-	404
Cash and cash equivalents at end of period	175	-	158	79	-	412

	Year ended December 31, 2010 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income	208	-	128	246	(345)	237
Adjustments to reconcile net income to net cash provided by operating activities:
Income from subsidiaries	(213)	-	(177)	49	341	-
Amalgamation gain	-	-	-	(31)	-	(31)
Depreciation	-	-	1	333	-	334
Asset impairment	-	-	-	14	-	14
Amortization of debt issuance costs and debt discount	-	-	-	42	-	42
Amortization of intangibles	-	-	-	22	-	22
Provision for doubtful accounts	-	-	-	1	-	1
Net (gain) loss on sale of assets	-	-	(24)	(15)	4	(35)
Mark-to-market of non-hedged derivatives	-	-	-	1	-	1
Deferred taxes	-	-	18	-	-	18
Share–based compensation	3	-	-	-	-	3
Cash flow from operating activities before changes in working capital	(2)	-	(54)	662	-	606
Working capital	(13)		104	(22)	-	69
Net cash provided by operating activities	(15)	-	50	640	-	675
Purchase of flight equipment	-	-	-	(1,940)	-	(1,940)
Proceeds from sale/disposal of assets	-	-	-	665	-	665
Prepayments on flight equipment	-	-	(57)	(84)	-	(141)
Purchase of subsidiaries, net of cash acquired	-	-	-	104	-	104
Capital contributions	-	-	-	(8)	-	(8)
Purchase of intangibles	-	-	-	(9)	-	(9)
Movement in restricted cash	1	-	-	(69)	-	(68)
Net cash used in investing activities	1	-	(57)	(1,341)	-	(1,397)
Issuance of debt	-	-	-	2,325	-	2,325
Repayment of debt	-	-	33	(1,535)	-	(1,502)
Debt issuance costs paid	-	-	-	(60)	-	(60)
Maintenance payments received	-	-	-	90	-	90
Maintenance payments returned	-	-	-	(42)	-	(42)
Security deposits received	-	-	-	30	-	30
Security deposits returned	-	-	(7)	(33)	-	(40)
Issuance of equity interest	-	-	-	110	-	110
Capital contributions from non-controlling interests	-	-	-	32	-	32
Net cash provided by (used in) financing activities	-	-	26	917	-	943
Net increase (decrease) in cash and cash equivalents	(14)	-	19	216	-	221
Effect of exchange rate changes	-	-	-	-	-	-
Cash and cash equivalents at beginning of period	15	-	64	104	-	183
Cash and cash equivalents at end of period	1	-	83	320	-	404

Condensed Consolidated Statement Of Comprehensive Income

Condensed Consolidating Statement of Comprehensive Income

	December 31, 2013 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income attributable to AerCap Holdings N.V.	292	(12)	140	315	(443)	292

Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	5	-	5
Net change in pension obligations, net of tax	-	-	-	-	-	-

Total other comprehensive income (loss)	-	-	-	5	-	5

Share of other comprehensive income (loss) from subsidiaries	5		5	-	(10)	-

Total comprehensive income attributable to AerCap Holdings N.V.	297	(12)	145	320	(453)	297

	December 31, 2012 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income attributable to AerCap Holdings N.V.	164	(5)	(49)	174	(120)	164

Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	(1)	-	(1)
Net change in pension obligations, net of tax	-	-	(3)	(2)	-	(5)

Total other comprehensive income (loss)	-	-	(3)	(3)	-	(6)

Share of other comprehensive income (loss) from subsidiaries	(6)	-	(3)	-	9	-

Total comprehensive income attributable to AerCap Holdings N.V.	158	(5)	(55)	171	(111)	158

	December 31, 2011 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income attributable to AerCap Holdings N.V.	172	-	102	193	(295)	172

Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	(14)	-	(14)

Total other comprehensive income (loss)	-	-	-	(14)	-	(14)

Share of other comprehensive income (loss) from subsidiaries	(14)	-	(14)		28	-

Total comprehensive income attributable to AerCap Holdings N.V.	158	-	88	179	(267)	158

	December 31, 2010 (U.S. dollars in millions)
	AerCap Holdings N.V.	AerCap Aviation Solutions B.V.	AerCap Ireland Ltd	Non- Guarantors	Eliminations	Total

Net income attributable to AerCap Holdings N.V.	208	-	128	217	(345)	208

Other comprehensive income:
Net change in fair value of derivatives, net of tax	-	-	-	5	-	5

Total other comprehensive income (loss)	-	-	-	5	-	5

Share of other comprehensive income (loss) from subsidiaries	5	-	5	-	(10)	-

Total comprehensive income attributable to AerCap Holdings N.V.	213	-	133	222	(355)	213